Policyholder liabilities and unallocated surplus - Movement in policyholder liabilities and unallocated surplus of with-profits funds from continuing operations (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 165,555	$ 132,756
Policyholder liabilities on the consolidated statement of financial position	144,733	116,129
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
New business	3,079	2,293
In-force	7,297	7,453
Premiums	10,376	9,746
Surrenders	(2,527)	(2,083)
Maturities/deaths/other claim events	(1,458)	(1,153)
Net flows	6,391	6,510
Shareholders' transfers post-tax	(62)	(54)
Investment-related items and other movements	(1,796)	6,563
Foreign exchange translation differences	(1,340)	(1,586)
Ending Balance	168,748	144,189
Policyholder liabilities on the consolidated statement of financial position	144,809	126,269
Unallocated surplus of with-profits funds on the consolidated statement of financial position	6,273	5,512
Group's share of policyholder liabilities of joint ventures and associates	17,666	12,408
Average policyholder liability balances	161,407	133,342
With-profits business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	86,410	70,308
Policyholder liabilities on the consolidated statement of financial position	81,193	65,558
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
New business	900	375
In-force	3,617	4,216
Premiums	4,517	4,591
Surrenders	(393)	(381)
Maturities/deaths/other claim events	(852)	(676)
Net flows	3,272	3,534
Shareholders' transfers post-tax	(62)	(54)
Investment-related items and other movements	201	3,387
Foreign exchange translation differences	(578)	(528)
Ending Balance	89,243	76,647
Policyholder liabilities on the consolidated statement of financial position	82,970	71,135
Unallocated surplus of with-profits funds on the consolidated statement of financial position	6,273	5,512
Average policyholder liability balances	$ 82,082	$ 68,347
Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage rate of surrender	2.70%	2.70%
Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 32,506	$ 28,850
Policyholder liabilities on the consolidated statement of financial position	25,433	23,571
Group's share of policyholder liabilities of joint ventures and associates	7,073	5,279
New business	1,237	909
In-force	1,211	1,148
Premiums	2,448	2,057
Surrenders	(1,724)	(1,209)
Maturities/deaths/other claim events	(101)	(87)
Net flows	623	761
Investment-related items and other movements	997	(2,243)
Foreign exchange translation differences	(532)	(794)
Ending Balance	33,594	26,574
Policyholder liabilities on the consolidated statement of financial position	25,615	21,376
Group's share of policyholder liabilities of joint ventures and associates	7,979	5,198
Average policyholder liability balances	33,050	27,712
Other business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	46,639	33,598
Policyholder liabilities on the consolidated statement of financial position	38,107	27,000
Group's share of policyholder liabilities of joint ventures and associates	8,532	6,598
New business	942	1,009
In-force	2,469	2,089
Premiums	3,411	3,098
Surrenders	(410)	(493)
Maturities/deaths/other claim events	(505)	(390)
Net flows	2,496	2,215
Investment-related items and other movements	(2,994)	5,419
Foreign exchange translation differences	(230)	(264)
Ending Balance	45,911	40,968
Policyholder liabilities on the consolidated statement of financial position	36,224	33,758
Group's share of policyholder liabilities of joint ventures and associates	9,687	7,210
Average policyholder liability balances	$ 46,275	$ 37,283